Description of Business	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
1. Description of Business
The accompanying financial statements include, on a consolidated basis, the accounts of Symetra Life Insurance Company (Symetra Life) and its three wholly-owned subsidiaries, Symetra National Life Insurance Company, First Symetra National Life Insurance Company of New York, and Symetra Reinsurance Corporation, collectively referred to as "Symetra" or "the Company." Symetra Life is a stock life insurance company and a wholly-owned subsidiary of Symetra Financial Corporation, a Delaware corporation, referred to as "the Parent."
Symetra offers products and services that serve the retirement, employment-based benefits and life insurance markets. These products and services are marketed through financial institutions, broker-dealers, benefits consultants, and independent agents and advisors in all 50 states and the District of Columbia.
The Company's principal products include fixed and fixed indexed deferred annuities, single premium immediate annuities (SPIA), medical stop-loss insurance, group life and disability income (DI) insurance, group fixed-payment insurance, universal life insurance, including indexed universal life insurance, and institutional life insurance including bank-owned life insurance (BOLI) and variable corporate owned life insurance (COLI).
On February 1, 2016 (the Merger Date), the Parent became a wholly-owned subsidiary of Sumitomo Life Insurance Company, an event which is referred to as the Merger. The Merger was accounted for under the acquisition method of accounting (purchase accounting, or PGAAP).
These financial statements include information as of December 31, 2018 and 2017, for the years ended December 31, 2018 and 2017, and for the period February 1 to December 31, 2016 that relates to the Successor Company, following completion of the Merger. Information for the period January 1 to January 31, 2016 relates to the Predecessor Company. Amounts are generally not comparable between the Successor Company and Predecessor Company due to the application of purchase accounting.
Reinsurance Transaction
In September 2018, the Company entered into a 100% modified coinsurance reinsurance agreement with Resolution Re Ltd. (the Reinsurance Transaction) for $6.8 billion of its in force income annuities, including all of its structured settlement annuities (the Closed Block). The transaction reduced the Company's exposure to long-term interest rate risk associated with the long-tail nature of the reinsured business.
The Company discontinued selling structured settlements in 2012. Retail SPIA policies issued after September 30, 2017 were not included in this agreement, and the Company continues to sell these products as part of its retirement product offerings.
Under terms of the agreement, the Company continues to service the reinsured business and hold the associated invested assets and policyholder liabilities on its balance sheets. Resolution Re Ltd. is responsible for asset management, subject to investment management guidelines. Refer to Note 13 for further discussion.